SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Accounts Receivable [Table Text Block]
	December 31,	December 31,
	2014	2013
Accounts Receivable	$32,641,851	$83,414,977
Bad Debt Provision	(8,828,173)	(60,698,679)
Accounts Receivable – Net	$23,813,678	$22,716,298

Schedule of Allowance for Doubtful Accounts [Table Text Block]
Balance at January 1, 2013	$29,517,614
Increase in allowance for doubtful accounts	65,499,431
Amounts written off as uncollectible	(35,234,491)
Amounts recovered during the year	(399,309)
Foreign exchange difference	1,315,434
Balance at December 31, 2013	$60,698,679
Increase in allowance for doubtful accounts	9,756,807
Amounts written off as uncollectible	(59,208,806)
Amounts recovered during the year	(1,907,171)
Foreign exchange difference	(511,336)
Balance at December 31, 2014	$8,828,173

Schedule of Estimated Useful Lives Property, Plant and Equipment [Table Text Block]
Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	3-10 years

Schedule of Intangible Assets Estimated Useful Lives [Table Text Block]
Software development costs	2-5 years
Technology	5 years
Trademarks	20 years
Customer base	2 years

Schedule of Exchange Rates [Table Text Block]
	December 31,	December 31,
	2014	2013
Year end exchange rate	6.1387	6.1087
Average yearly exchange rate	6.1425	6.1881